Operating Segments (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Segment reporting
Revenues	$ 839,359	$ 948,911
Income (loss) from Operations	(7,697,940)	(14,238,904)
Amortization and Depreciation Expense	6,554	24,562
Other (Expense) Income, Net	(210,593)	(714,370)
Share-Based Compensation	370,182	333,389
Identifiable Assets	$ 9,797,326	14,279,717
Number of operating segments | segment	2
Operating Segments [Member] | Specialized BioTherapeutics [Member]
Segment reporting
Revenues	$ 395,124	31,929
Income (loss) from Operations	(2,812,303)	(7,614,988)
Amortization and Depreciation Expense	3,932	10,087
Other (Expense) Income, Net	25,267	102,320
Share-Based Compensation	145,683	138,075
Identifiable Assets	272,099	103,742
Operating Segments [Member] | Public Health Solutions [Member]
Segment reporting
Revenues	444,235	916,982
Income (loss) from Operations	(36,531)	26,612
Amortization and Depreciation Expense	655	1,681
Share-Based Compensation	4,782	4,804
Identifiable Assets	3,976	121,290
Corporate [Member]
Segment reporting
Income (loss) from Operations	(4,849,106)	(6,650,528)
Amortization and Depreciation Expense	1,967	12,794
Other (Expense) Income, Net	(235,860)	(816,690)
Share-Based Compensation	219,717	190,510
Identifiable Assets	$ 9,521,251	$ 14,054,685